Other Current Assets and Accrued Income (Tables)	12 Months Ended
Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Summary of Other Current Assets

The table below shows the breakdown of the Other current assets by category:

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Prepaid clinical and technical development expenses	6,748	1,586
Prepaid general and administrative expenses	1,412	1,208
VAT receivable	328	165
Total	8,488	2,959

Summary of Accrued Income

The table below shows the movement of the accrued income for the years ended December 31, 2023 and 2022:

in CHF thousands	2023	2022
Balance as of January 1,	912	760
Accrued income recognized during the period	883	912
Payments received during the period	(915)	(726)
Foreign exchange revaluation	(4)	(34)
Balance as of December 31,	876	912